INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of major components of income tax expense
The major components of income tax expense (recovery) include the following for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
(US$ MILLIONS)	2024	2023	2022
Current income tax expense (recovery)	$50	$167	$59
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(198)	(72)	(76)
Recovery arising from previously unrecognized tax assets	—	(20)	—
Change in tax rates and imposition of new legislation	—	(3)	(17)
Deferred income tax expense (recovery)	(198)	(95)	(93)
Total income tax expense (recovery)	$(148)	$72	$(34)

Disclosure of effective tax rate differences
The company’s effective income tax rate is different from the company’s composite income tax rate due to the following differences set out below:

(%)	2024	2023	2022
Composite income tax rate	26%	26%	26%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(3)	(13)	(31)
International operations subject to different tax rates	1	(1)	1
Recognition of deferred tax assets	(6)	3	—
Non-recognition of the benefit of current year’s tax losses	(1)	(2)	3
Change in tax rates and imposition of new legislation	—	—	(3)
Non-deductible expenses and other	(10)	(22)	—
Effective income tax rate	7%	(9)%	(4)%

Disclosure of deferred tax assets and liabilities
Deferred income tax assets and liabilities as at December 31, 2024 and 2023 relate to the following:

(US$ MILLIONS)	2024	2023
Losses (Canada)	$23	$2
Losses (U.S.)	5	15
Losses (International)	289	349
Difference in basis	(1,108)	(1,425)
Total net deferred tax (liability) asset	$(791)	$(1,059)
Reflected in the statement of financial position as follows:
Deferred income tax assets	$197	$221
Deferred income tax liabilities	(988)	(1,280)
Total net deferred tax (liability) asset	$(791)	$(1,059)
The deferred income tax movements are as follows:

(US$ MILLIONS)	2024	2023
Opening net deferred tax (liability) asset	$(1,059)	$(890)
Recognized in income from continuing operations	198	95
Recognized in income from discontinued operations	—	49
Recognized in other comprehensive income	(8)	19
Other (1)	78	(332)
Net deferred tax (liability) asset	$(791)	$(1,059)
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(1)The other category primarily relates to acquisitions and dispositions and the foreign exchange impact of the deferred tax asset calculated in the functional currency of the operating entities.
Disclosure of expiry date of unrecognized deferred tax assets
The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
After three years from reporting date	$30	$12
No expiry	484	75
Total	$514	$87

Disclosure of components of income tax in other comprehensive income
The components of the income taxes in other comprehensive income for the years ended December 31, 2024, 2023, and 2022 are set out below:

	Year ended December 31,
(US$ MILLIONS)	2024	2023	2022
FVOCI securities	$—	$—	$(8)
Net investment hedges	10	(1)	2
Cash flow hedges	(2)	(18)	43
Pension plan actuarial changes	—	—	(4)
Total tax expense (recovery) in other comprehensive income	$8	$(19)	$33